Goodwill Disclosure: Schedule of Goodwill (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Details
Goodwill, gross	$ 5,976,198	$ 5,976,198
(Less) accumulated impairment loss on goodwill	(1,339,986)	(669,993)
Goodwill, net	$ 4,636,212	$ 5,306,205